Income Taxes - Schedule of Deferred Tax Assets and Liabilities (10K) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets, Net operating losses	$ 6,507,000	$ 2,631,000
Deferred tax assets, Patents	175,000	326,000
Deferred tax assets, Accrued expenses	60,000	952,000
Deferred tax assets, R&D credits	137,000	85,000
Deferred tax assets, Warrants	2,675,000	765,000
Total	9,554,000	4,759,000
Less: Valuation allowance	(9,554,000)	(4,759,000)
Deferred tax assets